Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	May 19, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements [Line Items]
Risk-free interest rate		2.97%	1.14%	0.39%
Expected term (years)			252 years	252 years
Expected volatility		2.80%	12.30%	34.40%
Exercise price		$ 11.5	$ 11.5	$ 11.5
Stock Price		$ 10.08	$ 10	$ 10.19
Convertible Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements [Line Items]
Risk-free interest rate	2.77%	2.99%
Expected term (years)	5 years 4 months 9 days	5 years 3 months
Expected volatility	2.10%	2.80%
Exercise price	$ 11.5	$ 11.5
Fair value of Units	$ 9.38	$ 10.08
Probability of Business Combination	$ 0.60	$ 0.60